Note 14 - Held-to-maturity investments - Reclassified Financial Assets (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"			€ 17,650
Carrying Amount "reclassified to loans and receivables"			17,650
BBVA, S.A. [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"		€ 6,521
Fair Value "reclassified to loans and receivables"		6,551
Carrying Amount "reclassified to loans and receivables"		6,521
BBVA, S.A. [Member] | Reclasification Date [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"		11,162
Fair Value "reclassified to loans and receivables"		11,162
Carrying Amount "reclassified to loans and receivables"		11,162
BBVA, S.A. [Member] | End of last year [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"			9,589
Fair Value "reclassified to loans and receivables"			9,635
Carrying Amount "reclassified to loans and receivables"			9,589
Garanti Turkiye Bankasi [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"		5,381
Fair Value "reclassified to loans and receivables"		5,392
Carrying Amount "reclassified to loans and receivables"		5,381
Garanti Turkiye Bankasi [Member] | Reclasification Date [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"		6,488
Fair Value "reclassified to loans and receivables"		6,488
Carrying Amount "reclassified to loans and receivables"		6,488
Garanti Turkiye Bankasi [Member] | End of last year [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"			6,230
Fair Value "reclassified to loans and receivables"			6,083
Carrying Amount "reclassified to loans and receivables"			6,230
Subtotal [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"	[1]	11,902
Fair Value "reclassified to loans and receivables"	[1]	11,943
Carrying Amount "reclassified to loans and receivables"	[1]	11,902
Subtotal [Member] | Reclasification Date [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"		17,650
Fair Value "reclassified to loans and receivables"		17,650
Carrying Amount "reclassified to loans and receivables"		€ 17,650
Subtotal [Member] | End of last year [Member]
Debt Securities reclassified to "Held to Maturity Investments"
Carrying Amount "reclassified to loans and receivables"			15,819
Fair Value "reclassified to loans and receivables"			15,718
Carrying Amount "reclassified to loans and receivables"			€ 15,819

[1]	(*) The decrease in book value is mainly due to amortizations since the date of reclassification.